Regulatory Capital	12 Months Ended
Mar. 31, 2012
Regulatory Capital [Abstract]
Regulatory Capital

NOTE 10 - REGULATORY CAPITAL

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Bank's financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank's assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank's capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk-weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios of Total and Tier 1 capital (as defined by regulations) to risk-weighted assets (as defined), and of Tier 1 and tangible capital to adjusted total assets (as defined). Management believes, as of March 31, 2012 and 2011, that the Bank met all capital adequacy requirements to which it was subject.

The following table presents a reconciliation of the Bank's capital per GAAP to regulatory capital:

	March 31,
	2012	2011
	(In Thousands)
GAAP capital	$159,598	$158,574
Net unrealized (gain) on securities available for sale	(1,058)	(1,032)
Net benefit plan change	439	182

Tier 1 capital	158,979	157,724
Allowance for loan losses	2,090	1,880

Total Risk-based Capital	$161,069	$159,604

The following table sets forth the Bank's capital position at March 31, 2012 and 2011 as compared to minimum regulatory capital requirements:

			Regulatory Capital Requirements
	Actual		Minimum Capital Adequacy		For Classification as Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars In Thousands)
As of March 31, 2012:
Total risk-based capital (to risk-weighted assets)	$161,069	38.31%	$33,632	8.00%	$42,040	10.00%
Tier 1 capital (to risk-weighted assets)	158,979	37.82	16,816	4.00	25,224	6.00
Core (tier 1) capital (to adjusted total assets)	158,979	14.58	43,620	4.00	54,526	5.00
Tier 1 risk-based capital (to adjusted tangible assets)	158,979	14.58	16,358	1.50	—	—
As of March 31, 2011:
Total risk-based capital (to risk-weighted assets)	$159,604	41.86%	$30,503	8.00%	$38,129	10.00%
Tier 1 capital (to risk-weighted assets)	157,724	41.37	15,252	4.00	22,878	6.00
Core (tier 1) capital (to adjusted total assets)	157,724	14.12	44,692	4.00	55,865	5.00
Tier 1 risk-based capital (to adjusted tangible assets)	157,724	14.12	16,759	1.50	—	—

In January, 2012, the most recent notification from the OCC, the Bank was categorized as well capitalized as of September 30, 2011, under the regulatory framework for prompt corrective action. There are no conditions existing or events which have occurred since notification that management believes have changed the Bank's category.